Restricted Stock Units Activity (Parenthetical) (Detail) (Restricted Stock Units (RSUs))	Jun. 29, 2013		Dec. 31, 2012
Reconciliation of Restricted Stock Activity [Line Items]
Outstanding awards	677,440	[1]	149,841
Performance Based Awards
Reconciliation of Restricted Stock Activity [Line Items]
Outstanding awards	8,666

[1]	Inclusive of 8,666 RSUs with performance-based vesting criteria.